Other assets (Tables)	12 Months Ended
Jun. 30, 2023
Other Assets [Member]
Schedule of other assets

Other assets consist of the following:

	As of June 30,
(in € thousands)	2022	2023
Right of return assets	10,096	11,301
Current VAT receivables	—	1,446
Prepaid expenses	5,609	3,788
Receivables from payment service providers	371	662
Advance payments	1,465	2,347
Deposits	414	15
Receivables from brand partners (1)	33,611	87
DDP duty drawbacks (2)	5,261	16,520
Other current assets (3)	5,047	5,946
	61,874	42,113
(1)

This consists of receivables from brand partners, related to their repurchase of inventory when transitioned to the CPM. The decrease as of June, 2023 compared to June 30, 2022 is mainly due to settled payments from certain brand partners.

(2)	The position is related to DDP duty drawbacks for international customs. This increase is due to increased sales volume in DDP countries.
(3)	Other current assets consist mostly of creditors with debit balances.

(in € thousands)	June 30, 2022	June 30, 2023
Other non-current receivables	—	30
Non-current deposits	294	552
Non-current prepaid expenses (1)	—	5,990
	294	6,573

(1)This amount relates mostly to prepayments made to Climate Partner, an organization that invests in certain Gold Standard Projects, to offset our carbon emissions and reduce our overall carbon footprint.